Taxes on Income - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Loss before taxes, as reported in the consolidated statements of operations	$ (12,653)	$ (14,965)	$ (63,381)
Theoretical local income tax at the Israeli statutory tax rate 23%	$ (2,910)	(3,441)	(14,578)
Theoretical local income tax at the Israeli statutory tax rate 23%, Percentage	23.00%
Tax adjustment in respect of different tax rate of foreign subsidiaries	$ 625	(36)	225
Non-deductible expenses and other permanent differences		368	143
Increase (decrease) in other uncertain tax positions, net		41	174
Taxes related to prior years (see also note 14b)		347	(61)
Losses and timing differences for which valuation allowance was provided, net		1,545	4,819
Nontaxable or Nondeductible Items:
Share based compensation		1,210	1,004
Others	$ (33)	(347)	(480)
Others, Percentage	0.30%
Local tax effects -
Beneficiary enterprise		2,148	9,724
Changes in Unrecognized Tax Benefits	$ 514
Changes in Unrecognized Tax Benefits, Percentage	(4.10%)
Actual tax expense	$ 865	$ 1,835	$ 970
Actual tax expense, Percentage	(6.80%)
Local Tax Effects [Member]
Nontaxable or Nondeductible Items:
Share based compensation	$ 375
Share based compensation, Percentage	(3.00%)
Others	$ 141
Others, Percentage	(1.10%)
Changes in valuation allowances	$ 423
Changes in valuation allowances, Percentage	(3.30%)
Local tax effects -
Beneficiary enterprise	$ 2,852
Beneficiary enterprise income, Percentage	(22.50%)
United Kingdom [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Theoretical local income tax at the Israeli statutory tax rate 23%	$ 499
United States
Statutory federal tax rate difference between United States and Israel	$ (47)
Statutory federal tax rate difference between United States and Israel, Perecentage	0.40%
Statutory state tax rate difference between United States and Israel	$ 188
Statutory state tax rate difference between United States and Israel, Percentage	(1.50%)
Nontaxable or Nondeductible Items:
Share based compensation	$ 190
Share based compensation, Percentage	(1.50%)
Others	$ 71
Others, Percentage	(0.60%)
Changes in valuation allowances	$ (1,242)
Changes in valuation allowances, Percentage	9.80%
United Kingdom [Member]
Nontaxable or Nondeductible Items:
Others	$ 14
Others, Percentage	(0.10%)
Statutory tax rate difference between United Kingdom and Israel	$ 53
Statutory tax rate difference between United Kingdom and Israel, Percentage	(0.40%)
Nontaxable or Nondeductible Items	$ 192
Nontaxable or Nondeductible Items, Percentage	(1.50%)
Changes in valuation allowances	$ 84
Changes in valuation allowances, Percentage	(0.70%)